Label	Element	Value
FlexShares ESG & Climate US Large Cap Core Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FlexShares® ESG & Climate US Large Cap Core Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust ESG & Climate US Large Cap Core IndexSM (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Underlying Index is designed to reflect the performance of a selection of companies that exhibit certain environmental, social and governance (“ESG”) characteristics, while also seeking to provide broad-market, core exposure to publicly-traded U.S. large capitalization equity securities, i.e., the constitutents in the Northern Trust 600 IndexSM (the “Starting Universe”), as measured by largest float adjusted market capitalization. The Underlying Index is designed to minimize tracking differences relative to the Starting Universe, while also seeking (a) an aggregate higher scoring of certain ESG characteristics, as measured by the Northern Trust ESG Vector Score (“ESG Vector Score”) described below, and (b) reduction of aggregate climate-related risk, as measured by certain carbon-related risk metrics, each relative to the Starting Universe. The Underlying Index also excludes certain companies by using controversial business involvement and norms-based screens. The Northern Trust 600 IndexSM is a float-adjusted market-capitalization weighted index of US domiciled companies.
NTI in its capacity as Index Provider (the “Index Provider”) applies an ESG Vector Score to each of the companies in the Starting Universe. The ESG Vector Score is designed to rank companies based on their management of and exposure to material ESG metrics as defined by the Sustainability Accounting Standards Board (“SASB”) Standards and a corporate governance score for each company. NTI calculates and maintains ESG Vector Scores for companies using data from third-party data providers. The SASB Standards identify financially material ESG issues for a company based on its industry classification within the following five dimensions: (i) environmental; (ii) social capital; (iii) human capital; (iv) business model and innovation; and (v) leadership and governance. The preliminary ESG score is then adjusted up or down based on a quantitative assessment of how a company is managing the risks associated with those material ESG issues relative to its peers based on the recommendations of the Task Force on Climate-related Financial Disclosures to evaluate a company through governance, strategy and risk management lenses. The adjusted ESG score generates 80% of the ESG Vector Score. Finally, a distinct corporate governance score is applied to each company with respect to its (i) board and management quality and integrity; (ii) board structure; (iii) ownership and shareholder rights; (iv) remuneration; (v) financial reporting; and (vi) stakeholder governance, which generates 20% of the ESG Vector Score.
In addition to applying the ESG Vector Score, the Index Provider uses data from Institutional Shareholder Services ESG Solutions to assess carbon emissions intensity, carbon reserves and a carbon risk rating for each company. Carbon emissions intensity measures (i) direct greenhouse gas emissions from sources controlled or owned by the company (e.g., emissions associated with fuel combustion in boilers, furnaces, or vehicles); and (ii) indirect greenhouse gas emissions associated with the purchase of electricity, steam, heat or cooling against sales by the company. Carbon reserves measure the total estimated greenhouse gas emissions attributable to a company’s fossil fuel reserve assets. The ISS Carbon Risk Rating provides an assessment of a company’s ability to mitigate the risks of transition to a lower carbon economy based on its specific baseline carbon risk exposure.
At the time of each reconstitution of the Underlying Index, the Index Provider uses an optimization process to select and weight securities in the Starting Universe to seek to (i) minimize the potential for tracking differences for the Underlying Index; (ii) increase the aggregate ESG Vector
Score for the companies in the Underlying Index; (iii) reduce the aggregate carbon emissions intensity and aggregate carbon reserves of the companies in the Underlying Index; and (iv) improve the aggregate carbon risk rating of the companies in the Underlying Index, each relative to the Starting Universe. It is possible that the Underlying Index will include (and therefore the Fund could invest in) securities that, individually, have a low ESG Vector Score or high carbon-related risk relative to the aggregate ESG score or carbon-related risk of the Starting Universe. The optimization also includes constituent, liquidity, turnover, sector, industry group and weight constraints so that these characteristics in the Underlying Index vary within acceptable bands relative to the Starting Universe.
Certain eligible securities are excluded from the Underlying Index by the Index Provider, using proprietary screening definitions and data from Sustainalytics and other independent ESG data providers, which may change from time to time. Excluded companies include those which are involved in (i) verified infringement of established international initiatives and guidelines, including United Nations Global Compact Principles and Organisation for Economic Co-operation and Development (OECD) Guidelines for Multinational Entities; (ii) the production of tobacco; and (iii) manufacturing of controversial weapons. Excluded companies also include those which derive a certain percentage of revenue (e.g., 5% or more) from (a) manufacturing of civilian firearms; (b) manufacture, retailing, and distribution of small arms (assault and non-assault) weapons or components; (c) manufacturing of conventional weapons or providing support services through military contracting; (d) thermal coal extraction; (e) coal-fired energy generation; (f) oil sands and shale; (g) arctic oil with weak management of carbon within their products and services; (h) the retail sale of tobacco and tobacco related products or services; and (i) the running of private prisons. The above-described exclusionary screens are applied with each reconstitution of the Underlying Index.
As of December 31, 2023, the Underlying Index was comprised of 152 constituents with market capitalizations ranging from $4.7 billion to $3.0 trillion. The Underlying Index will be reconstituted quarterly under normal market conditions. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
The Fund is “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), as amended, and may invest more of its assets in fewer issuers than “diversified” funds.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2023, the Underlying Index was concentrated in the Information Technology sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2023, the Underlying Index was concentrated in the Information Technology sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing (A) changes in the Fund’s performance from year to year, (B) how the Fund’s average annual returns compare with those of a broad measure of market performance, and (C) an additional index with characteristics relevant to the Fund. Past performance (before and after taxes) does not neces sarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance results can be obtained by visiting flexshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing (A) changes in the Fund’s performance from year to year, (B) how the Fund’s average annual returns compare with those of a broad measure of market performance, and (C) an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	flexshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period shown in the bar chart above: Best Quarter (12/31/2023): 11.66% Worst Quarter (6/30/2022): -16.14%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.

FlexShares ESG & Climate US Large Cap Core Index Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk is the risk that because the Fund is non-diversified and may invest a larger percentage of its assets in the securities of fewer issuers than a diversified fund, the Fund’s performance will be more vulnerable to changes in the market value of a single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

FlexShares ESG & Climate US Large Cap Core Index Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Fund.
FlexShares ESG & Climate US Large Cap Core Index Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FlexShares ESG & Climate US Large Cap Core Index Fund | ESG Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG Investment Risk is the risk that because the Index Provider includes and excludes issuers and assigns weights to issuers in the Underlying Index by applying non-financial factors, the Fund may underperform the broader equity market or other funds that do or do not use ESG factors, scores, or screens in their securities selection process, or use a different ESG methodology. The ESG methodology of the Underlying Index will affect the Fund’s exposure to certain companies and sectors and may adversely affect the Fund’s performance depending on whether such companies and sectors are in or out of favor. Although the Underlying Index is designed to measure a portfolio of companies with certain ESG characteristics, there is no assurance that every security in the Underlying Index or Fund will have ESG characteristics or that companies that have historically exhibited such characteristics will continue to exhibit such characteristics. There is also the risk that the Fund may have indirect exposure to companies that have been excluded from the Underlying Index through its use of certain derivative instruments.
Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that integrate certain ESG criteria. The subjective value that investors may assign to certain types of ESG characteristics may differ substantially from that of the assessment by the Index Provider or a data provider. Investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A company included in the Underlying Index may not exhibit positive or favorable
ESG characteristics. The companies selected by the Index Provider as demonstrating certain ESG characteristics may not be the same companies selected by other index providers or investment managers as exhibiting those characteristics.
The Index Provider relies on various sources of information regarding an issuer, including information that may be based on assumptions and estimates. ESG information from third-party data providers may be incomplete, inaccurate or unavailable. Neither the Fund nor NTI can offer assurances that the Underlying Index’s methodology or sources of information will provide an accurate assessment of the issuers of the securities included in the Fund’s Underlying Index. The Index Provider uses third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. Data can vary across providers or within industries. ESG standards differ by region and industry, and a company’s ESG practices or the Index Provider’s or data providers’ assessment of a company’s ESG practices may change over time. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective.

FlexShares ESG & Climate US Large Cap Core Index Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.
FlexShares ESG & Climate US Large Cap Core Index Fund | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk is the risk that, if the Fund is concentrated in a particular industry or group of industries, the Fund is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
•Information Technology Sector Risk is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.
FlexShares ESG & Climate US Large Cap Core Index Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments and could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to the risks described elsewhere in this summary will likely increase.

FlexShares ESG & Climate US Large Cap Core Index Fund | Index Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Index Risk is the risk that the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, the Underlying Index, even if that security generally is underperforming, because unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Additionally, the Fund rebalances and/or reconstitutes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance and/or reconstitution schedule will result in corresponding changes to the Fund’s rebalance and/or reconstitution schedule.

FlexShares ESG & Climate US Large Cap Core Index Fund | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk is the risk that the Fund’s performance may vary from the performance of the Underlying Index as a result of creation and redemption activity, transaction costs, expenses and other factors. Market disruptions, regulatory restrictions or other abnormal market conditions could have an adverse effect on the Fund's ability to adjust its exposure to required levels in order to track its Underlying Index or cause delays in the Underlying Index's rebalancing schedule. During any such delay, it is possible that the Underlying Index, and, in turn, the Fund will deviate from the Underlying Index's stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing or reconstitution schedule.

FlexShares ESG & Climate US Large Cap Core Index Fund | Sampling Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sampling Risk is the risk that the Fund’s use of a representative sampling approach may result in increased tracking error because the securities selected for the Fund in the aggregate may vary from the investment profile of the Underlying Index. Additionally, the use of a representative sampling approach may result in the Fund holding a smaller number of securities than the Underlying Index, and, as a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index.

FlexShares ESG & Climate US Large Cap Core Index Fund | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

FlexShares ESG & Climate US Large Cap Core Index Fund | Calculation Methodology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Calculation Methodology Risk is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Underlying Index guaranteed. A security included in the Underlying Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund's holdings may not exhibit returns consistent with that characteristic or exposure.

FlexShares ESG & Climate US Large Cap Core Index Fund | Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

FlexShares ESG & Climate US Large Cap Core Index Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•Futures Contracts Risk is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.•Options Contracts Risk Options contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the investment adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the investment adviser, thus limiting the ability to implement the Fund’s strategies.
FlexShares ESG & Climate US Large Cap Core Index Fund | New Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate without shareholder approval. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s Distributor does not maintain a secondary market in the shares.

FlexShares ESG & Climate US Large Cap Core Index Fund | Securities Lending Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

FlexShares ESG & Climate US Large Cap Core Index Fund | FlexShares ESG & Climate US Large Cap Core Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	31
5 Years	rr_ExpenseExampleYear05	55
10 Years	rr_ExpenseExampleYear10	$ 127
2022	rr_AnnualReturn2022	(19.04%)
2023	rr_AnnualReturn2023	25.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.14%)
One Year	rr_AverageAnnualReturnYear01	25.53%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2021
FlexShares ESG & Climate US Large Cap Core Index Fund | After Taxes on Distributions | FlexShares ESG & Climate US Large Cap Core Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.07%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	4.62%
FlexShares ESG & Climate US Large Cap Core Index Fund | After Taxes on Distributions and Sale of Shares | FlexShares ESG & Climate US Large Cap Core Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.39%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	3.79%
FlexShares ESG & Climate US Large Cap Core Index Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.29%	[2]
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	5.73%	[2]
FlexShares ESG & Climate US Large Cap Core Index Fund | Northern Trust ESG & Climate US Large Cap Core Index℠
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.51%	[2]
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	5.03%	[2]

[1]	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than 12b-1 Fees, Tax Expenses, Extraordinary Expenses, and Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.09%. This contractual limitation may not be terminated before March 1, 2025 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.
[2]	Reflects no deduction for fees, expenses or taxes.